Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued operating expenses	¥ 8,845	$ 1,282	¥ 9,868
Content acquisition costs	5,567	807	8,326
Accrued payroll and welfare	3,747	543	4,541
Tax payable	3,640	528	4,430
Traffic acquisition costs	5,159	748	2,705
Accruals for purchases of fixed assets	1,445	210	2,240
Bandwidth costs	2,112	306	2,220
Payable for investments	703	102	804
Funds collected on behalf of service providers	691	100	558
Interest payable	452	66	538
Payable to merchants	368	53	339
Users' and third party agents' deposits	468	68	383
Payables for purchasing inventory	1,960	284	1,307
Others	2,857	415	3,125
Total accounts payable and accrued liabilities	¥ 38,014	$ 5,512	¥ 41,384